Options (Tables)	3 Months Ended
Feb. 28, 2022
Options
Schedule of share-based compensation, stock options, activity
	February 28, 2022			February 28, 2021
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value

Outstanding, beginning of period	1,489,500	2.40	1.80	1,697,638	2.92	1.99
Cancelled	-	-	-	(142,737)	1.07	0.58
Expired	(85,000)	32.70	25.08	-	-	-

Outstanding, end of period	1,404,500	0.55	0.38	1,554,901	3.09	2.12

Schedule of employee service share-based compensation, allocation of recognized period costs
	For the three months ended
	February 28, 2022	February 28, 2021

Research and development	-	8,592
Selling, general and administrative	-	1,958
	-	10,550